NET LOSS PER SHARE (Details) - Schedule of earnings per share, Basic and diluted - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	[5]	Dec. 31, 2019
Numerator:
Net loss	$ (8,956)	$ (13,765)	$ (8,753)	$ (10,186)	$ (22,721)	$ (18,939)	$ (25,895)	[1],[2],[3],[4]	$ (45,980)	[3],[6]
Accretion of Class D preferred shares to liquidation preference on automatic conversion							10,219
Net loss attributable to non-controlling interests			$ (744)			$ (1,648)		[4]	(6,450)
Net loss attributable to Clever Leaves Holdings Inc. common shareholders – basic and diluted							$ (36,114)		$ (39,530)
Denominator:
Weighted-average common shares outstanding – basic and diluted (in Shares)	25,588,987		9,800,604		25,311,077	9,052,317	10,815,580	[4]	7,814,796
Net loss per share attributable to Clever Leaves Holdings Inc. common shareholders – basic and diluted (in Dollars per share)	$ (0.35)		$ (0.82)		$ (0.90)	$ (1.91)	$ (3.34)	[4]	$ (5.06)

[1]	Following the SEC statement in April 2021, the Company determined that the private warrants should be classified as a liability. Refer to Note 3. for more information and the impact on the Company’s financial statements.
[2]	Loss before income taxes of $25,891 plus loss from equity investment of $4.
[3]	See Note 3. for information on the restatement adjustment as of December 31, 2020 and on the reclassification adjustment as of December 31, 2019.
[4]	See Note 3. for information on the restatement adjustment as of December 31, 2020.
[5]	See Note 3. for information on the restatement adjustment as of December 31, 2020.
[6]	Loss before income taxes of $45,884 plus loss from equity investment of $96.